Accrued expenses and other current liabilities (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Accrued Expenses and Other Current Liabilities [Line Items]
Other taxes payable	$ 506,465	$ 1,344,814
Accrued employee payroll and welfare	1,734,528	1,685,492
Other payable	514,031	832,548
Accrued expenses	4,672,641	4,717,604
Advances from customers	19,421	63,298
Advances from third party for sale of non-core assets	5,099,365	0
Provision for equity of losses in affiliates	327,646	0
Accrued expenses and other current liabilities	$ 12,874,097	$ 8,643,756